K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

May 30, 2018

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984
Post-Effective Amendment No. 315

Ladies and Gentlemen:

Pursuant to Section 8(c) of the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the American Beacon Funds (the “Trust”) is Post-Effective Amendment No. 315 to the Trust’s currently effective Registration Statement on Form N-1A relating to the American Beacon Acadian Emerging Markets Managed Volatility Fund; American Beacon Crescent Short Duration High Income Fund; American Beacon SGA Global Growth Fund; American Beacon GLG Total Return Fund; American Beacon Global Evolution Frontier Markets Income Fund; American Beacon Grosvenor Long/Short Fund; and American Beacon Numeric Integrated Alpha Fund (the “Funds”), each a series of the Trust.  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

The purposes of this filing are to: (1) update each Fund’s financial statements and certain other information; (2) respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 312 (“PEA No. 312”) to the Registration Statement, which was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on March 28, 2018, with respect to the American Beacon SGA Global Growth Fund, American Beacon Global Evolution Frontier Markets Income Fund and American Beacon Grosvenor Long/Short Fund; (3) file exhibits that were not included with PEA No. 312; and (4) make other non-material changes to each Fund’s prospectus and statement of additional information.

The Trust elects that this filing become effective on May 31, 2018, pursuant to Rule 485(b) under the 1933 Act.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
American Beacon Advisors, Inc.